INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of components of tax (expense) benefit

	Years ended December 31,
	2011	2012	2013
Income (loss) before income tax
PRC	$(13,323,000)	$(205,940,795)	$(244,731,725)
Other jurisdictions	8,802,696	(15,268,847)	(16,910,484)
Total	(4,520,304)	(221,209,642)	(261,642,209)

Current tax benefit (expense)
PRC	$(6,860,939)	$1,191,416	$(36,084)
Other jurisdictions	(3,046,111)	(102,728)	(2,850,524)
Subtotal	(9,907,050)	1,088,688	(2,886,608)
Deferred tax benefit (expense)
PRC	$17,505,652	$(22,884,154)	$3,119,511
Other jurisdictions	(2,747,123)	442,976	2,489,812
Subtotal	14,758,529	(22,441,178)	5,609,323
Total income tax benefit (expense)	$4,851,479	$(21,352,490)	$2,722,715

Schedule of reconciliation of liabilities for unrecognized tax benefits

	Years ended December 31,
	2011	2012	2013
Unrecognized tax benefit-Opening balance	$1,645,182	$205,302	$205,302
Release of tax liability	(1,439,880)	—	—
Unrecognized tax benefit-Closing balance	$205,302	$205,302	$205,302

Schedule of principal components of deferred income tax assets and liabilities

	At December 31,
	2012	2013
Deferred tax assets:
Property, plant and equipment	$525,977	$1,432,778
Inventories provision	827,976	691,170
Tax losses	67,737,958	84,321,238
Contingent liabilities	3,372,695	5,969,728
Derivative liabilities	60,471	26,462
Bad debts provision	657,607	1,190,463
Deferred subsidies	4,574,715	8,414,300
Impairment for long-lived assets	1,629,756	51,242,022
Others	289,614	1,113,886
Total gross deferred tax assets	$79,676,769	$154,402,047
Valuation allowance on deferred tax assets	(64,373,317)	(134,888,129)
Net deferred tax assets	$15,303,452	$19,513,918

Analysis as
Current	$1,773,471	$5,272,284
Non-current	13,529,981	14,241,634
	$15,303,452	$19,513,918
Deferred tax liabilities:
Property, plant and equipment	$297,922	$201,239
Prepaid land use right	316,658	318,548
Derivative assets	72,447	116,905
Others	39,944	—
Total deferred tax liabilities	$726,971	$636,692

Analysis as:
Current	$112,391	$53,984
Non-current	614,580	582,708
	$726,971	$636,692

Schedule of reconciliation between the applicable statutory income tax rate and the Company's effective tax rate

	Years ended December 31,
	2011	2012	2013
PRC applicable income tax rate	25.0%	25.0%	25.0%
Effect of timing difference reversed in the year with different rate	129.7%	(5.7)%	3.1%
Tax holiday	—	0.3%	0.3%
Valuation allowance	—	(28.7)%	(26.8)%
Expiration of tax credit	(17.3)%	—	—
Effect of different tax rate of subsidiaries	1.6%	(1.7)%	(0.9)%
Non-deductible expense	(131.1)%	0.8%	(1.7)%
R&D super deduction	67.5%	1.8%	1.4%
Reversal of uncertain tax position	31.0%	—	—
Goodwill impairment	—	(1.1)%	—
Others	0.9%	(0.4)%	0.6%
Effective income tax rate	107.3%	(9.7)%	1.0%

Schedule of aggregate amount and per share effect of the Tax Holiday
	Years ended December 31,
	2011	2012	2013
Aggregate	$5,006,341	$(12,231,260)	$8,943,517
Per share effect -basic	$0.03	$(0.07)	$0.05
Per share effect-diluted	$0.03	$(0.07)	$0.05